Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is comprised of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Accounts receivable	34,618,901	25,125,372	3,234,596
Allowance for expected credit losses	(5,066,546)	(6,263,876)	(806,400)
Total	29,552,355	18,861,496	2,428,196

Schedule of Allowance for Expected Credit Losses

Movement of allowance for expected credit losses consists of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Beginning balance	2,197,063	5,066,546	652,258
Addition	2,908,913	1,197,330	154,142
Written off	(39,430)	—	—
Ending balance	5,066,546	6,263,876	806,400